Loans (Rollforward Of The Allowance For Loan Losses By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended																									3 Months Ended	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Discharged Bankrupcy Loans [Member]	Dec. 31, 2012 Commercial Financial And Industrial [Member]	Dec. 31, 2011 Commercial Financial And Industrial [Member]	Dec. 31, 2010 Commercial Financial And Industrial [Member]	Dec. 31, 2012 Commercial Real Estate Portfolio Segment [Member]	Dec. 31, 2011 Commercial Real Estate Portfolio Segment [Member]	Dec. 31, 2010 Commercial Real Estate Portfolio Segment [Member]	Dec. 31, 2012 Consumer Real Estate Portfolio Segment [Member]		Dec. 31, 2011 Consumer Real Estate Portfolio Segment [Member]		Dec. 31, 2010 Consumer Real Estate Portfolio Segment [Member]		Dec. 31, 2012 Permanent Mortgage Portfolio Segment [Member]		Dec. 31, 2011 Permanent Mortgage Portfolio Segment [Member]		Dec. 31, 2010 Permanent Mortgage Portfolio Segment [Member]		Sep. 30, 2011 Permanent Mortgage Portfolio Segment [Member] Nonperforming Loan Sale [Member]	Dec. 31, 2012 Credit Card And Other Portfolio Segment [Member]	Dec. 31, 2011 Credit Card And Other Portfolio Segment [Member]	Dec. 31, 2010 Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 384,351	[1],[2]	$ 664,799	[1],[2]	$ 896,914			$ 130,413	$ 239,469	$ 276,648	$ 55,586	$ 155,085	$ 205,725	$ 165,077	[1]	$ 192,350	[1]	$ 215,088		$ 26,194	[2]	$ 65,009	[2]	$ 123,896			$ 7,081	$ 12,886	$ 75,557
Adjustment Due To Amendments Of Asc 810					24,578					0			0					16,106						8,472					0
Charge-offs	(225,010)		(377,268)		(576,541)		33,000	(30,887)	(76,728)	(97,272)	(19,977)	(41,147)	(127,323)	(147,918)	[3]	(164,922)		(233,269)		(13,604)	[3]	(75,218)	[4]	(71,113)		(40,200)	(12,624)	(19,253)	(47,564)
Recoveries	39,622		52,820		49,848			11,151	16,562	11,630	4,475	11,047	13,030	17,770		16,019		16,300		3,024		5,375		1,658			3,202	3,817	7,230
Provision for loan losses	78,000		44,000		270,000		23,000	(14,486)	(48,890)	48,463	(20,087)	(69,399)	63,653	94,020	[5]	121,630		178,125		9,314	[5]	31,028		2,096		29,800	9,239	9,631	(22,337)
Ending Balance	276,963	[1],[2]	384,351	[1],[2]	664,799	[1],[2]		96,191	130,413	239,469	19,997	55,586	155,085	128,949	[1]	165,077	[1]	192,350	[1]	24,928	[2]	26,194	[2]	65,009	[2]		6,898	7,081	12,886
Allowance - individually evaluated for impairment	75,160		88,141		115,358			17,799	28,973	61,327	156	8,214	17,395	35,289		44,606		19,691		21,713		6,015		16,678			203	333	267
Allowance - collectively evaluated for impairment	201,803		296,210		549,441			78,392	101,440	178,142	19,841	47,372	137,690	93,660		120,471		172,659		3,215		20,179		48,331			6,695	6,748	12,619
Loans, net of unearned income	16,708,582	[1],[2]	16,397,127	[1],[2]	16,782,572	[1],[2]		8,796,956	8,014,927	7,338,155	1,168,235	1,378,410	1,670,524	5,688,703	[1]	5,891,546	[1]	6,319,412	[1]	765,583	[2]	828,193	[2]	1,142,557	[2]		289,105	284,051	311,924
Individually evaluated for impairment	469,278		473,844		617,524			123,636	164,217	208,077	49,517	115,319	242,143	160,000		112,231		67,350		135,307		80,960		99,190			818	1,117	764
Collectively evaluated for impairment	$ 16,239,304		$ 15,923,283		$ 16,165,048			$ 8,673,320	$ 7,850,710	$ 7,130,078	$ 1,118,718	$ 1,263,091	$ 1,428,381	$ 5,528,703		$ 5,779,315		$ 6,252,062		$ 630,276		$ 747,233		$ 1,043,367			$ 288,287	$ 282,934	$ 311,160

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment.
[4]	2011 includes $40.2 million of charge-offs associated with loan sales, a majority of which were nonperforming permanent mortgages.
[5]	2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.